As filed with the Securities and Exchange Commission on May 28, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-8352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006
(Name and address of agent for service)

1-800-688-LKCM & 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

LKCM SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Aerospace & Defense - 2.7%
Hexcel Corporation (a)	314,320	$13,685,493
Teledyne Technologies Incorporated (a)	150,275	14,626,266
		28,311,759
Auto Components - 0.8%
Dorman Products, Inc. (a)	145,515	8,594,116

Automobiles - 2.5%
Thor Industries, Inc.	260,777	15,923,044
Winnebago Industries, Inc. (a)	374,911	10,268,812
		26,191,856
Banks - 11.0%
BancorpSouth, Inc.	654,754	16,342,660
Columbia Banking System, Inc.	500,250	14,267,130
Community Bank System, Inc.	355,705	13,879,609
First Horizon National Corporation	884,665	10,916,766
Hancock Holding Company	268,550	9,842,358
Hanmi Financial Corporation	352,815	8,220,589
Home Bancshares Inc.	475,563	16,368,878
Prosperity Bancshares, Inc.	174,560	11,547,144
Texas Capital Bancshares, Inc. (a)	236,905	15,384,611
		116,769,745
Biotechnology - 1.2%
EXACT Sciences Corporation (a)	894,860	12,680,166

Building Products - 1.3%
Armstrong World Industries, Inc. (a)	156,932	8,356,629
PGT, Inc. (a)	512,046	5,893,649
		14,250,278
Capital Markets - 1.1%
Evercore Partners Inc. - Class A	207,440	11,461,060

Chemicals - 1.2%
PolyOne Corporation	350,850	12,862,161

Communications Equipment - 4.5%
Allot Communications Ltd. (a) (b)	536,930	7,227,078
Ciena Corporation (a)	621,675	14,136,890
Infinera Corporation (a)	1,027,230	9,327,248
Loral Space & Communications Inc. (a)	126,905	8,975,991
Sonus Networks, Inc. (a)	2,459,660	8,289,054
		47,956,261
Construction & Engineering - 0.8%
Primoris Services Corporation	287,025	8,605,010

Construction Materials - 1.1%
Headwaters Incorporated (a)	861,170	11,376,056

Consumer Finance - 0.9%
First Cash Financial Services, Inc. (a)	180,351	9,100,512

Containers & Packaging - 1.2%
Greif, Inc. - Class A	240,605	12,629,356

Diversified Consumer Services - 2.2%
DeVry Education Group Inc.	197,755	8,382,834
Hillenbrand, Inc.	459,935	14,869,699
		23,252,533
Diversified Financials - 2.6%
HFF, Inc. - Class A	479,733	16,123,826
MarketAxess Holdings Inc.	197,695	11,707,498
		27,831,324
Diversified Telecommunication Services - 0.8%
Ruckus Wireless, Inc. (a)	727,990	8,852,358

Electrical Equipment & Instruments - 2.9%
Belden Inc.	244,325	17,005,020
Franklin Electric Co., Inc.	331,870	14,111,112
		31,116,132
Electronic Equipment & Instruments - 1.0%
Coherent, Inc. (a)	156,340	10,216,819

Energy Equipment & Services - 0.7%
Atwood Oceanics, Inc. (a)	151,170	7,617,456

Food & Drug Retailing - 0.7%
The Chefs' Warehouse, Inc. (a)	333,161	7,129,645

Health Care Equipment & Supplies - 8.0%
CONMED Corporation	178,545	7,757,780
Cyberonics, Inc. (a)	224,370	14,640,143
Cynosure, Inc. - Class A (a)	305,678	8,956,365
DexCom Inc. (a)	368,485	15,240,540
Endologix, Inc. (a)	696,553	8,964,637
MWI Veterinary Supply, Inc. (a)	105,290	16,385,230
The Spectranetics Corporation (a)	413,023	12,518,727
		84,463,422
Health Care Providers & Services - 2.6%
Acadia Healthcare Company, Inc. (a)	213,483	9,632,353
Team Health Holdings, Inc. (a)	391,490	17,519,178
		27,151,531
Hotels, Restaurants & Leisure - 1.9%
Bloomin' Brands, Inc. (a)	374,760	9,031,716
Orient-Express Hotels Ltd - Class A (a) (b)	779,297	11,229,670
		20,261,386
Industrial Conglomerates - 0.8%
Raven Industries, Inc.	248,200	8,128,550

Internet Software & Services - 2.7%
Euronet Worldwide, Inc. (a)	327,150	13,606,169
LogMeIn, Inc. (a)	332,925	14,945,003
		28,551,172
IT Consulting & Services - 2.9%
Acxiom Corporation (a)	532,060	18,300,204
Sapient Corporation (a)	759,850	12,963,041
		31,263,245
Leisure Equipment & Products - 2.0%
Arctic Cat Inc.	153,740	7,347,235
Pool Corporation	225,485	13,826,740
		21,173,975

Machinery - 5.9%
Actuant Corporation - Class A	351,880	12,016,702
Barnes Group Inc.	341,745	13,146,930
Chart Industries, Inc. (a)	94,245	7,497,190
Harsco Corporation	342,770	8,031,101
The Manitowoc Company, Inc.	441,725	13,892,251
TriMas Corporation (a)	227,075	7,538,890
		62,123,064
Marine - 0.9%
Diana Shipping Inc. (a) (b)	812,750	9,744,873

Media - 1.0%
Cinemark Holdings, Inc.	192,590	5,587,036
The E.W. Scripps Company - Class A (a)	302,895	5,367,299
		10,954,335
Metals & Mining - 2.8%
Carpenter Technology Corporation	143,320	9,464,853
Commercial Metals Company	673,290	12,711,715
Worthington Industries, Inc.	208,615	7,979,524
		30,156,092
Oil & Gas & Consumable Fuels - 4.8%
Athlon Energy Inc. (a)	480,960	17,050,032
Bill Barrett Corporation (a)	456,105	11,676,288
Kodiak Oil & Gas Corporation (a) (b)	744,105	9,033,435
Matador Resources Company (a)	140,900	3,450,641
Sanchez Energy Corporation (a)	328,743	9,740,655
		50,951,051
Pharmaceuticals - 1.6%
Akorn, Inc. (a)	761,078	16,743,716

Real Estate - 0.6%
Kennedy-Wilson Holdings, Inc.	276,532	6,224,735

Semiconductor Equipment & Products - 1.1%
Rambus Inc. (a)	1,060,695	11,402,471

Software - 7.3%
ACI Worldwide, Inc. (a)	246,445	14,587,079
Aspen Technology, Inc. (a)	317,435	13,446,547
Bottomline Technologies (de) Inc. (a)	391,490	13,760,873
Interactive Intelligence Group, Inc. (a)	252,740	18,323,650
IntraLinks Holdings, Inc. (a)	816,369	8,351,455
Mentor Graphics Corporation	405,190	8,922,284
		77,391,888
Specialty Retail - 1.4%
Guess?, Inc.	361,860	9,987,336
Pier 1 Imports, Inc.	282,455	5,332,750
		15,320,086
Textiles, Apparel & Luxury Goods - 4.8%
Kate Spade & Company (a)	219,770	8,151,269
Movado Group, Inc.	157,395	7,169,342
Oxford Industries, Inc.	171,145	13,383,539
Skechers U.S.A., Inc. - Class A (a)	309,555	11,311,140
Wolverine World Wide, Inc.	390,640	11,152,772
		51,168,062
Thrifts & Mortgage Finance - 0.8%
Capitol Federal Financial Inc.	672,980	8,445,899

Trading Companies & Distributors - 2.8%
Applied Industrial Technologies, Inc.	237,080	11,436,739
MRC Global Inc. (a)	177,960	4,797,802
WESCO International, Inc. (a)	162,980	13,563,195
		29,797,736
TOTAL COMMON STOCKS
(Cost $742,836,129)		1,038,221,892

SHORT-TERM INVESTMENT - 2.4%
Money Market Fund (c) - 2.4%
Federated Government Obligations Fund - Institutional Shares, 0.01%	26,004,753	26,004,753

TOTAL SHORT-TERM INVESTMENT
(Cost $26,004,753)		26,004,753

Total Investments - 100.3%
(Cost $768,840,882)		1,064,226,645
Liabilities in Excess of Other Assets - (0.3)%		(3,408,205)
TOTAL NET ASSETS - 100.0%		$1,060,818,440

(a) Non-income producing security.
(b) Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments	$768,840,882
Gross unrealized appreciation	$305,868,959
Gross unrealized depreciation	(10,483,196)
Net unrealized appreciation	$295,385,763

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Aerospace & Defense - 7.0%
B/E Aerospace, Inc. (a)	118,520	$10,286,350
Hexcel Corporation (a)	226,580	9,865,293
Teledyne Technologies Incorporated (a)	57,605	5,606,695
		25,758,338
Banks - 9.6%
BancorpSouth, Inc.	150,535	3,757,354
Comerica Incorporated	184,795	9,572,380
First Horizon National Corporation	320,770	3,958,302
Prosperity Bancshares, Inc.	88,265	5,838,730
Texas Capital Bancshares, Inc. (a)	101,520	6,592,709
Zions Bancorporation	174,660	5,410,967
		35,130,442
Biotechnology - 1.6%
Covance Inc. (a)	56,450	5,865,155

Building Products - 1.0%
Armstrong World Industries, Inc. (a)	66,495	3,540,859

Capital Markets - 5.6%
Affiliated Managers Group, Inc. (a)	35,005	7,002,750
E*Trade Financial Corporation (a)	358,675	8,256,699
Evercore Partners Inc. - Class A	96,580	5,336,045
		20,595,494
Chemicals - 3.2%
FMC Corporation	72,545	5,554,045
PolyOne Corporation	166,200	6,092,892
		11,646,937
Communications Equipment - 4.4%
Ciena Corporation (a)	357,535	8,130,346
Finisar Corporation (a)	298,845	7,922,381
		16,052,727
Construction Materials - 1.6%
Martin Marietta Materials, Inc.	45,975	5,900,891

Consumer Finance - 1.0%
First Cash Financial Services, Inc. (a)	69,870	3,525,640

Distributors - 1.0%
LKQ Corporation (a)	140,050	3,690,318

Diversified Consumer Services - 0.5%
Hillenbrand, Inc.	58,550	1,892,922

Diversified Financials - 1.1%
Jones Lang LaSalle Incorporated	35,160	4,166,460

Electrical Equipment & Instruments - 4.6%
Acuity Brands, Inc.	58,945	7,814,339
Belden Inc.	127,680	8,886,528
		16,700,867
Electronic Equipment & Instruments - 2.3%
Trimble Navigation Limited (a)	218,325	8,486,293

Energy Equipment & Services - 0.9%
Atwood Oceanics, Inc. (a)	64,785	3,264,516

Food & Drug Retailing - 1.6%
United Natural Foods, Inc. (a)	83,275	5,905,863

Health Care Equipment & Supplies - 5.1%
Cyberonics, Inc. (a)	116,415	7,596,078
DexCom Inc. (a)	45,735	1,891,600
MWI Veterinary Supply, Inc. (a)	35,090	5,460,706
PerkinElmer, Inc.	82,245	3,705,960
		18,654,344
Health Care Providers & Services - 3.3%
Acadia Healthcare Company, Inc. (a)	63,965	2,886,101
Team Health Holdings, Inc. (a)	208,520	9,331,270
		12,217,371
Hotels, Restaurants & Leisure - 1.7%
Bloomin' Brands, Inc. (a)	256,415	6,179,602

Household Durables - 1.5%
D.R. Horton, Inc.	250,180	5,416,397

Insurance - 2.0%
Genworth Financial, Inc. - Class A (a)	407,955	7,233,042

IT Consulting & Services - 3.6%
Acxiom Corporation (a)	223,940	7,702,416
Sapient Corporation (a)	323,615	5,520,872
		13,223,288
Leisure Equipment & Products - 3.8%
Polaris Industries Inc.	57,610	8,048,692
Pool Corporation	92,500	5,672,100
		13,720,792
Machinery - 3.3%
Chart Industries, Inc. (a)	54,170	4,309,224
The Middleby Corporation (a)	29,145	7,700,400
		12,009,624
Marine - 2.1%
Kirby Corporation (a)	74,325	7,525,406

Media - 0.5%
Cinemark Holdings, Inc.	64,105	1,859,686

Metals & Mining - 1.6%
Allegheny Technologies Incorporated	154,035	5,804,039

Oil & Gas & Consumable Fuels - 3.4%
Athlon Energy Inc. (a)	159,391	5,650,411
Oasis Petroleum Inc. (a)	166,385	6,943,246
		12,593,657
Pharmaceuticals - 2.5%
Akorn, Inc. (a)	410,890	9,039,580

Software - 6.2%
ACI Worldwide, Inc. (a)	129,870	7,687,004
ANSYS, Inc. (a)	48,525	3,737,396
Aspen Technology, Inc. (a)	126,005	5,337,572
Interactive Intelligence Group, Inc. (a)	23,585	1,709,913
Nuance Communications, Inc. (a)	240,470	4,128,870
		22,600,755
Specialty Retail - 2.2%
Guess?, Inc.	129,005	3,560,538
Tractor Supply Company	62,690	4,427,795
		7,988,333
Textiles, Apparel & Luxury Goods - 3.8%
Kate Spade & Company (a)	236,370	8,766,962
Wolverine World Wide, Inc.	178,010	5,082,186
		13,849,148
Trading Companies & Distributors - 2.7%
MRC Global Inc. (a)	101,910	2,747,494
WESCO International, Inc. (a)	84,580	7,038,747
		9,786,241
TOTAL COMMON STOCKS
(Cost $256,368,893)		351,825,027

SHORT-TERM INVESTMENTS - 3.7%
Money Market Funds (b) - 3.7%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%	2,687,519	2,687,519
Federated Government Obligations Fund - Institutional Shares, 0.01%	10,700,191	10,700,191
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,387,710)		13,387,710

Total Investments - 100.0%
(Cost $269,756,603)		365,212,737
Other Assets in Excess of Liabilities - 0.0%		170,495
TOTAL NET ASSETS - 100.0%		$365,383,232

(a) Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments	$269,756,603
Gross unrealized appreciation	$98,548,083
Gross unrealized depreciation	(3,091,949)
Net unrealized appreciation	$95,456,134

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Aerospace & Defense - 2.7%
Honeywell International Inc.	60,000	$5,565,600
Rockwell Collins, Inc.	40,000	3,186,800
		8,752,400
Auto Components - 1.2%
Gentex Corporation	125,000	3,941,250

Banks - 10.4%
Bank of America Corporation	276,663	4,758,604
Comerica Incorporated	120,000	6,216,000
Cullen/Frost Bankers, Inc.	50,850	3,942,401
Glacier Bancorp, Inc.	60,000	1,744,200
Prosperity Bancshares, Inc.	40,000	2,646,000
SunTrust Banks, Inc.	109,604	4,361,143
Wells Fargo & Company	120,000	5,968,800
Zions Bancorporation	110,000	3,407,800
		33,044,948
Beverages - 2.2%
The Coca-Cola Company	65,000	2,512,900
PepsiCo, Inc.	55,000	4,592,500
		7,105,400
Biotechnology - 2.6%
Amgen Inc.	40,000	4,933,600
Celgene Corporation (a)	25,000	3,490,000
		8,423,600
Chemicals - 5.0%
E. I. du Pont de Nemours and Company	90,000	6,039,000
FMC Corporation	55,000	4,210,800
Monsanto Company	50,000	5,688,500
		15,938,300
Commercial Services & Supplies - 0.9%
Waste Connections, Inc.	65,000	2,850,900

Communication Equipment - 0.8%
QUALCOMM Incorporated	33,000	2,602,380

Computers & Peripherals - 4.9%
Apple Inc.	14,000	7,514,360
EMC Corporation	83,000	2,275,030
International Business Machines Corporation	30,000	5,774,700
		15,564,090
Construction Materials - 2.0%
Martin Marietta Materials, Inc.	50,000	6,417,500

Containers & Packaging - 1.3%
Ball Corporation	75,000	4,110,750

Diversified Financials - 0.8%
JPMorgan Chase & Co.	40,000	2,428,400

Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	70,000	3,329,900

Electrical Equipment & Instruments - 2.7%
Emerson Electric Co.	40,000	2,672,000
Franklin Electric Co., Inc.	70,000	2,976,400
Roper Industries, Inc.	23,000	3,070,730
		8,719,130
Electronic Equipment & Instruments - 2.4%
National Instruments Corporation	55,000	1,577,950
Trimble Navigation Limited (a)	155,000	6,024,850
		7,602,800
Food & Drug Retailing - 1.0%
Walgreen Co.	50,000	3,301,500

Health Care Equipment & Supplies - 4.7%
Covidien PLC (b)	60,000	4,419,600
PerkinElmer, Inc.	100,000	4,506,000
Thermo Fisher Scientific Inc.	50,000	6,012,000
		14,937,600
Household Durables - 1.8%
Jarden Corporation (a)	95,000	5,683,850

Household Products - 2.8%
Kimberly-Clark Corporation	45,000	4,961,250
The Procter & Gamble Company	50,000	4,030,000
		8,991,250
Industrial Conglomerates - 0.5%
Raven Industries, Inc.	52,500	1,719,375

Insurance - 1.7%
Prudential Financial, Inc.	65,000	5,502,250

Internet Catalog & Retail - 1.0%
Amazon.com, Inc. (a)	9,500	3,196,940

Internet Software & Services - 5.4%
Akamai Technologies, Inc. (a)	90,000	5,238,900
eBay Inc. (a)	55,000	3,038,200
Google Inc. - Class A (a)	8,000	8,916,080
		17,193,180
Machinery - 7.9%
Danaher Corporation	75,000	5,625,000
Dover Corporation	50,000	4,087,500
Generac Holdings Inc.	92,000	5,425,240
Pall Corporation	55,000	4,920,850
Valmont Industries, Inc.	35,000	5,209,400
		25,267,990
Marine - 1.4%
Kirby Corporation (a)	45,000	4,556,250

Media - 2.8%
Liberty Media Corporation - Class A (a)	28,000	3,660,440
Time Warner Cable Inc.	23,000	3,155,140
Time Warner Inc.	34,000	2,221,220
		9,036,800
Metals & Mining - 1.0%
Carpenter Technology Corporation	47,000	3,103,880

Oil & Gas & Consumable Fuels - 9.0%
Cabot Oil & Gas Corporation	120,000	4,065,600
Chevron Corporation	28,000	3,329,480
ConocoPhillips	50,000	3,517,500
EOG Resources, Inc.	30,000	5,885,100
Exxon Mobil Corporation	55,000	5,372,400
Noble Energy, Inc.	35,000	2,486,400
Range Resources Corporation	48,000	3,982,560
		28,639,040
Pharmaceuticals - 5.9%
Abbott Laboratories	90,000	3,465,900
AbbVie Inc.	63,500	3,263,900
Johnson & Johnson	38,000	3,732,740
Merck & Co., Inc.	80,000	4,541,600
Pfizer Inc.	115,000	3,693,800
		18,697,940
Road & Rail - 3.0%
Kansas City Southern	28,000	2,857,680
Union Pacific Corporation	35,000	6,568,100
		9,425,780
Semiconductor Equipment & Products - 0.9%
Broadcom Corporation - Class A	95,000	2,990,600

Software - 2.2%
Adobe Systems Incorporated (a)	45,000	2,958,300
Microsoft Corporation	100,000	4,099,000
		7,057,300
Specialty Retail - 2.8%
The Home Depot, Inc.	50,000	3,956,500
Tiffany & Co.	25,000	2,153,750
Tractor Supply Company	40,000	2,825,200
		8,935,450
Textiles, Apparel & Luxury Goods - 1.2%
V.F. Corporation	60,000	3,712,800

TOTAL COMMON STOCKS
(Cost $214,612,268)		312,781,523

SHORT-TERM INVESTMENT - 2.0%
Money Market Fund (c) - 2.0%
Federated Government Obligations Fund - Institutional Shares, 0.01%	6,365,718	6,365,718

TOTAL SHORT-TERM INVESTMENT
(Cost $6,365,718)		6,365,718

Total Investments - 99.9%
(Cost $220,977,986)		319,147,241
Other Assets in Excess of Liabilities - 0.1%		263,799
TOTAL NET ASSETS - 100.0%		$319,411,040

(a) Non-income producing security.
(b) Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments	$220,977,986
Gross unrealized appreciation	$98,814,652
Gross unrealized depreciation	(645,397)
Net unrealized appreciation	$98,169,255

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS - 70.0%	Shares	Value
Aerospace & Defense - 2.2%
General Dynamics Corporation	1,400	$152,488
Honeywell International Inc.	3,400	315,384
Rockwell Collins, Inc.	4,400	350,548
		818,420
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. - Class B	2,600	253,188

Banks - 6.3%
Bank of America Corporation	11,000	189,200
Comerica Incorporated	9,500	492,100
Cullen/Frost Bankers, Inc.	3,900	302,367
SunTrust Banks, Inc.	11,300	449,627
Wells Fargo & Company	9,071	451,192
Zions Bancorporation	13,300	412,034
		2,296,520
Beverages - 1.7%
The Coca-Cola Company	8,600	332,476
PepsiCo, Inc.	3,600	300,600
		633,076
Biotechnology - 1.1%
Celgene Corporation (a)	2,900	404,840

Chemicals - 4.0%
Air Products and Chemicals, Inc.	2,500	297,600
Airgas, Inc.	3,000	319,530
E. I. du Pont de Nemours and Company	4,200	281,820
FMC Corporation	4,800	367,488
Monsanto Company	1,900	216,163
		1,482,601
Commercial Services & Supplies - 0.7%
Waste Management, Inc.	6,100	256,627

Communication Equipment - 0.4%
QUALCOMM Incorporated	2,000	157,720

Computers & Peripherals - 2.8%
Apple Inc.	875	469,648
EMC Corporation	9,400	257,654
International Business Machines Corporation	1,500	288,735
		1,016,037
Construction Materials - 1.0%
Martin Marietta Materials, Inc.	2,900	372,215

Containers & Packaging - 0.9%
Ball Corporation	5,700	312,417

Diversified Financials - 1.2%
JPMorgan Chase & Co.	7,300	443,183

Diversified Telecommunication Services - 1.2%
AT&T Inc.	7,400	259,518
Verizon Communications Inc.	3,841	182,716
		442,234

Electrical Equipment & Instruments - 0.5%
Emerson Electric Co.	3,000	200,400

Electronic Equipment & Instruments - 1.2%
National Instruments Corporation	7,500	215,175
Trimble Navigation Limited (a)	6,000	233,220
		448,395
Energy Equipment & Services - 1.0%
Schlumberger Limited (b)	3,700	360,750

Food & Drug Retailing - 2.8%
CVS Caremark Corporation	4,700	351,842
Walgreen Co.	5,500	363,165
Wal-Mart Stores, Inc.	4,300	328,649
		1,043,656
Health Care Equipment & Supplies - 1.9%
Covidien PLC (b)	4,600	338,836
Thermo Fisher Scientific Inc.	3,100	372,744
		711,580
Health Care Providers & Services - 0.8%
Express Scripts Holding Co (a)	3,800	285,342

Hotels, Restaurants & Leisure - 0.6%
Yum! Brands, Inc.	3,000	226,170

Household Products - 2.2%
Colgate-Palmolive Company	4,700	304,889
Kimberly-Clark Corporation	2,100	231,525
The Procter & Gamble Company	3,500	282,100
		818,514
Industrial Conglomerates - 0.7%
General Electric Company	10,200	264,078

Insurance - 1.7%
MetLife, Inc.	6,300	332,640
Prudential Financial, Inc.	3,400	287,810
		620,450
Internet Catalog & Retail - 1.2%
Amazon.com, Inc. (a)	1,300	437,476

Internet Software & Services - 3.0%
Akamai Technologies, Inc. (a)	6,600	384,186
eBay Inc. (a)	6,000	331,440
Google Inc. - Class A (a)	350	390,078
		1,105,704
IT Consulting & Services - 1.5%
Accenture PLC - Class A (b)	3,200	255,104
Automatic Data Processing, Inc.	3,700	285,862
		540,966
Machinery - 1.9%
Danaher Corporation	4,900	367,500
Pall Corporation	3,800	339,986
		707,486
Media - 4.7%
CBS Corporation - Class B	6,200	383,160
DIRECTV (a)	4,400	336,248
Liberty Media Corporation - Class A (a)	2,500	326,825
Time Warner Inc.	5,800	378,914
The Walt Disney Company	4,000	320,280
		1,745,427

Metals & Mining - 0.5%
Commercial Metals Company	9,500	179,360

Oil & Gas & Consumable Fuels - 7.3%
Cabot Oil & Gas Corporation	11,200	379,456
Chevron Corporation	2,695	320,462
Devon Energy Corporation	1,700	113,781
EOG Resources, Inc.	1,900	372,723
Exxon Mobil Corporation	3,732	364,542
Pioneer Natural Resources Company	1,600	299,424
Range Resources Corporation	4,200	348,474
SM Energy Company	3,400	242,386
The Williams Companies, Inc.	5,700	231,306
		2,672,554
Pharmaceuticals - 3.9%
Abbott Laboratories	10,200	392,802
AbbVie Inc.	8,200	421,480
Merck & Co., Inc.	5,200	295,204
Pfizer Inc.	10,000	321,200
		1,430,686
Real Estate Investment Trust - 0.8%
American Tower Corporation	3,800	311,106

Road & Rail - 0.8%
Union Pacific Corporation	1,500	281,490

Software - 2.1%
Adobe Systems Incorporated (a)	5,800	381,292
Citrix Systems, Inc. (a)	4,000	229,720
Nuance Communications, Inc. (a)	9,000	154,530
		765,542
Specialty Retail - 1.9%
The Home Depot, Inc.	4,400	348,172
O'Reilly Automotive, Inc. (a)	2,300	341,297
		689,469
Textiles, Apparel & Luxury Goods - 1.1%
V.F. Corporation	6,400	396,032

Thrifts & Mortgage Finance - 0.7%
Capitol Federal Financial Inc.	19,500	244,725

Trading Companies & Distributors - 0.6%
MRC Global Inc. (a)	8,000	215,680

Wireless Telecommunication Services - 0.4%
Vodafone Group PLC - ADR (b)	3,818	140,541

TOTAL COMMON STOCKS
(Cost $15,103,258)		25,732,657

	Principal
CORPORATE BONDS - 29.7%	Amount	Value
Banks - 2.4%
Bank of America Corporation
1.350%, 11/21/2016	$250,000	$250,547
BB&T Corporation
2.150%, 03/22/2017
Callable 02/22/2017	200,000	204,779
SunTrust Banks, Inc.
3.500%, 01/20/2017
Callable 12/20/2016	300,000	316,931

Wells Fargo & Company
2.625%, 12/15/2016	100,000	104,276
		876,533
Beverages - 0.6%
Anheuser-Busch InBev Worldwide Inc.
1.375%, 07/15/2017	100,000	100,227
The Coca-Cola Company
5.350%, 11/15/2017	100,000	114,362
		214,589
Biotechnology - 2.0%
Amgen Inc.
2.125%, 05/15/2017	225,000	229,583
Celgene Corporation
2.450%, 10/15/2015	245,000	250,940
Gilead Sciences, Inc.
2.050%, 04/01/2019	250,000	248,038
		728,561
Capital Markets - 0.1%
The Goldman Sachs Group, Inc.
5.500%, 11/15/2014	35,000	36,090

Chemicals - 3.8%
Air Products and Chemicals, Inc.:
2.000%, 08/02/2016	100,000	102,706
1.200%, 10/15/2017	150,000	148,437
Airgas, Inc.
3.250%, 10/01/2015
Callable 09/01/2015	205,000	211,964
Eastman Chemical Company:
3.000%, 12/15/2015	200,000	206,707
2.400%, 06/01/2017	160,000	163,164
ECOLAB INC.
1.450%, 12/08/2017	250,000	247,037
Praxair, Inc.
3.250%, 09/15/2015	300,000	311,704
		1,391,719
Commercial Services & Supplies - 0.6%
Waste Management, Inc.
2.600%, 09/01/2016	200,000	207,239

Computers & Peripherals - 1.6%
Hewlett-Packard Company:
2.650%, 06/01/2016	100,000	103,442
3.000%, 09/15/2016	175,000	182,820
NetApp, Inc.
2.000%, 12/15/2017	300,000	303,385
		589,647
Consumer Finance - 0.6%
American Express Credit Corporation
2.750%, 09/15/2015	225,000	231,923

Consumer Services - 0.6%
The Western Union Company
2.875%, 12/10/2017	225,000	229,913

Diversified Financials - 0.7%
JPMorgan Chase & Co.
2.000%, 08/15/2017	250,000	253,643

Diversified Telecommunication Services - 1.3%
AT&T Inc.
2.400%, 08/15/2016	200,000	206,175
Verizon Communications Inc.:
3.000%, 04/01/2016	100,000	104,334
2.000%, 11/01/2016	150,000	153,556
		464,065
Electrical Equipment & Instruments - 0.8%
Roper Industries, Inc.
1.850%, 11/15/2017	300,000	301,529

Energy Equipment & Services - 0.5%
National Oilwell Varco, Inc.
1.350%, 12/01/2017	200,000	198,060

Food & Drug Retailing - 1.4%
CVS Caremark Corporation:
3.250%, 05/18/2015	50,000	51,440
5.750%, 06/01/2017	100,000	113,191
2.250%, 12/05/2018
Callable 11/05/2018	150,000	150,282
Walgreen Co.
1.800%, 09/15/2017	200,000	201,513
		516,426
Health Care Equipment & Supplies - 1.4%
Covidien International Finance S.A. (b)
2.800%, 06/15/2015	300,000	307,641
DENTSPLY International Inc.
2.750%, 08/15/2016	100,000	103,546
Thermo Fisher Scientific Inc.
3.200%, 05/01/2015	110,000	112,941
		524,128
Health Care Providers & Services - 1.5%
Express Scripts Holding Co
3.125%, 05/15/2016	200,000	208,470
McKesson Corporation
3.250%, 03/01/2016	250,000	260,596
Medco Health Solutions, Inc.
2.750%, 09/15/2015	97,000	99,501
		568,567
Insurance - 0.6%
Prudential Financial, Inc.
3.000%, 05/12/2016	200,000	208,515

Internet Catalog & Retail - 0.8%
Amazon.com, Inc.
1.200%, 11/29/2017	295,000	292,342

Internet Software & Services - 0.6%
eBay Inc.
1.625%, 10/15/2015	200,000	203,571

Media - 0.8%
DIRECTV Holdings LLC
2.400%, 03/15/2017	100,000	102,255
Time Warner Inc.
3.150%, 07/15/2015	175,000	180,798
		283,053

Oil & Gas & Consumable Fuels - 2.4%
Apache Corporation
5.625%, 01/15/2017	75,000	83,785
Devon Energy Corporation
1.875%, 05/15/2017
Callable 04/15/2017	100,000	100,800
Enterprise Products Operating LLC
1.250%, 08/13/2015	191,000	192,329
Noble Holding International Limited (b):
3.050%, 03/01/2016	160,000	165,405
2.500%, 03/15/2017	150,000	152,726
Occidental Petroleum Corporation
1.750%, 02/15/2017	200,000	202,784
		897,829
Pharmaceuticals - 1.3%
AbbVie Inc.
1.200%, 11/06/2015	225,000	227,009
Teva Pharmaceutical Industries Ltd. (b):
3.000%, 06/15/2015	125,000	128,452
2.400%, 11/10/2016	100,000	103,391
		458,852
Semiconductor Equipment & Products - 2.2%
Applied Materials, Inc.
2.650%, 06/15/2016	200,000	207,494
Broadcom Corporation
2.700%, 11/01/2018	300,000	308,390
Intel Corporation
1.350%, 12/15/2017	200,000	198,824
National Semiconductor Corporation
3.950%, 04/15/2015	100,000	103,578
		818,286
Software - 1.1%
Oracle Corporation
1.200%, 10/15/2017	200,000	198,599
Symantec Corporation
2.750%, 09/15/2015	200,000	205,332
		403,931
TOTAL CORPORATE BONDS
(Cost $10,813,662)		10,899,011

SHORT-TERM INVESTMENT - 0.2%	Shares	Value
Money Market Fund (c) - 0.2%
Federated Government Obligations Fund - Institutional Shares, 0.01%	71,323	71,323

TOTAL SHORT-TERM INVESTMENT
(Cost $71,323)		71,323

Total Investments - 99.9%
(Cost $25,988,243)		36,702,991
Other Assets in Excess of Liabilities - 0.1%		54,947
TOTAL NET ASSETS - 100.0%		$36,757,938
ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments	$25,988,243
Gross unrealized appreciation	$10,809,033
Gross unrealized depreciation	(94,285)
Net unrealized appreciation	$10,714,748

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)
	Principal
CORPORATE BONDS - 92.1%	Amount	Value
Aerospace & Defense - 0.7%
Lockheed Martin Corporation
7.650%, 05/01/2016	$1,250,000	$1,427,056

Banks - 9.8%
Bank of America Corporation:
5.375%, 06/15/2014	5,000	5,047
1.304%, 03/22/2018 (a)	5,548,000	5,614,343
BB&T Corporation
3.200%, 03/15/2016
Callable 02/16/2016	3,080,000	3,216,010
Branch Banking & Trust Company (a):
0.862%, 09/13/2016	2,325,000	2,312,687
0.793%, 05/23/2017	2,534,000	2,509,083
Comerica Incorporated
3.000%, 09/16/2015	892,000	921,929
SunTrust Banks, Inc.
3.500%, 01/20/2017
Callable 12/20/2016	875,000	924,383
Wells Fargo & Company:
2.625%, 12/15/2016	3,000,000	3,128,289
0.856%, 04/23/2018 (a)	2,500,000	2,525,583
		21,157,354
Beverages - 0.9%
The Coca-Cola Company
5.350%, 11/15/2017	1,500,000	1,715,421
PepsiCo, Inc.
7.900%, 11/01/2018	214,000	268,895
		1,984,316
Biotechnology - 6.6%
Amgen Inc.:
2.500%, 11/15/2016	1,000,000	1,034,037
2.125%, 05/15/2017	2,350,000	2,397,872
Celgene Corporation:
2.450%, 10/15/2015	5,279,000	5,406,979
1.900%, 08/15/2017	3,865,000	3,902,339
Gilead Sciences, Inc.
2.050%, 04/01/2019	1,550,000	1,537,837
		14,279,064
Building Products - 0.7%
Masco Corporation
7.125%, 03/15/2020	1,350,000	1,566,000

Capital Markets - 2.8%
The Goldman Sachs Group, Inc.
5.125%, 01/15/2015	1,000,000	1,035,304
Morgan Stanley (a):
3.000%, 08/30/2015	1,000,000	1,026,401
1.509%, 04/25/2018	2,500,000	2,551,248
1.079%, 01/24/2019	1,500,000	1,503,871
		6,116,824

Chemicals - 6.7%
Airgas, Inc.:
3.250%, 10/01/2015
Callable 09/01/2015	2,794,000	2,888,918
2.950%, 06/15/2016
Callable 05/15/2016	950,000	986,716
Cytec Industries Inc.
6.000%, 10/01/2015	2,500,000	2,657,770
Eastman Chemical Company:
3.000%, 12/15/2015	2,625,000	2,713,024
2.400%, 06/01/2017	1,650,000	1,682,627
ECOLAB INC.
3.000%, 12/08/2016	1,760,000	1,845,446
The Lubrizol Corporation
5.500%, 10/01/2014	1,579,000	1,617,101
		14,391,602
Commercial Services & Supplies - 2.1%
Republic Services, Inc.
5.500%, 09/15/2019	1,000,000	1,135,226
Waste Management, Inc.
2.600%, 09/01/2016	3,225,000	3,341,729
		4,476,955
Communications Equipment - 1.3%
Cisco Systems, Inc.:
5.500%, 02/22/2016	1,000,000	1,092,646
4.950%, 02/15/2019	700,000	788,484
Harris Corporation
6.375%, 06/15/2019	900,000	1,040,196
		2,921,326
Computers & Peripherals - 3.6%
Hewlett-Packard Company:
2.200%, 12/01/2015	2,000,000	2,047,606
1.167%, 01/14/2019 (a)	2,000,000	2,006,980
4.650%, 12/09/2021	2,000,000	2,119,182
International Business Machines Corporation
5.700%, 09/14/2017	1,500,000	1,717,740
		7,891,508
Consumer Finance - 3.0%
American Express Company (a)
0.826%, 05/22/2018	3,533,000	3,545,878
American Express Credit Corporation
2.800%, 09/19/2016	2,900,000	3,026,216
		6,572,094
Consumer Services - 2.5%
The Western Union Company:
5.930%, 10/01/2016	1,000,000	1,107,932
2.875%, 12/10/2017	1,650,000	1,686,026
3.650%, 08/22/2018	2,500,000	2,570,770
		5,364,728
Containers & Packaging - 2.5%
Ball Corporation
5.750%, 05/15/2021
Callable 11/15/2015	5,000,000	5,362,500

Diversified Financials - 3.8%
JPMorgan Chase & Co.:
3.450%, 03/01/2016	3,525,000	3,693,196
2.000%, 08/15/2017	1,375,000	1,395,035
1.129%, 01/25/2018 (a)	3,000,000	3,036,678
		8,124,909
Diversified Telecommunication Services - 7.7%
AT&T Inc.(a):
1.144%, 11/27/2018	3,000,000	3,047,184
0.905%, 03/11/2019	1,500,000	1,502,554
CenturyLink, Inc.:
5.150%, 06/15/2017	2,000,000	2,155,000
6.150%, 09/15/2019	1,402,000	1,522,923
Verizon Communications Inc.(a):
1.763%, 09/15/2016	4,000,000	4,117,204
1.984%, 09/14/2018	4,000,000	4,205,260
		16,550,125
Electrical Equipment & Instruments - 1.6%
Roper Industries, Inc.
1.850%, 11/15/2017	3,395,000	3,412,308

Energy Equipment & Services - 1.8%
Weatherford International, Inc.
6.350%, 06/15/2017	1,550,000	1,755,159
Weatherford International Ltd. (b)
4.500%, 04/15/2022
Callable 01/15/2022	2,000,000	2,097,828
		3,852,987
Food & Drug Retailing - 5.0%
CVS Caremark Corporation:
5.750%, 06/01/2017	2,750,000	3,112,750
2.250%, 12/05/2018
Callable 11/05/2018	1,725,000	1,728,247
4.125%, 05/15/2021
Callable 02/15/2021	2,000,000	2,132,678
Walgreen Co.
1.800%, 09/15/2017	3,725,000	3,753,168
		10,726,843
Food Products - 0.3%
Kraft Foods Group, Inc.
2.250%, 06/05/2017	555,000	569,341

Health Care Equipment & Supplies - 0.7%
DENTSPLY International Inc.
2.750%, 08/15/2016	1,446,000	1,497,271

Health Care Providers & Services - 3.9%
Express Scripts Holding Co:
3.125%, 05/15/2016	2,760,000	2,876,889
2.650%, 02/15/2017	3,105,000	3,213,315
McKesson Corporation
3.250%, 03/01/2016	2,275,000	2,371,421
		8,461,625
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corporation
5.350%, 03/01/2018	1,000,000	1,133,615

Household Durables - 1.7%
Jarden Corporation
7.500%, 01/15/2020
Callable 01/15/2015	3,340,000	3,644,775

Household Products - 0.5%
The Procter & Gamble Company
8.000%, 09/01/2024	775,000	1,078,764
Putable 09/01/2016

Insurance - 1.5%
Prudential Financial, Inc.
3.000%, 05/12/2016	3,023,000	3,151,707

Internet Catalog & Retail - 1.0%
Amazon.com, Inc.
1.200%, 11/29/2017	2,245,000	2,224,770

Media - 1.4%
DIRECTV Holdings LLC
3.550%, 03/15/2015	1,265,000	1,299,989
The Walt Disney Company
5.625%, 09/15/2016	1,500,000	1,674,264
		2,974,253
Metals & Mining - 0.3%
Alcoa Inc.
5.550%, 02/01/2017	500,000	547,048

Multiline Retail - 2.3%
Family Dollar Stores, Inc.
5.000%, 02/01/2021	4,500,000	4,711,685
Kohl's Corporation
6.250%, 12/15/2017	282,000	324,595
		5,036,280
Oil & Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	2,000,000	2,220,190
6.375%, 09/15/2017	2,000,000	2,291,430
Devon Energy Corporation
2.400%, 07/15/2016
Callable 06/15/2016	1,830,000	1,881,763
Enterprise Products Operating LLC
3.200%, 02/01/2016	2,229,000	2,320,677
Noble Holding International Ltd. (b)
3.450%, 08/01/2015	4,855,000	5,015,701
Range Resources Corporation:
8.000%, 05/15/2019
Callable 05/15/2014	500,000	523,437
5.000%, 08/15/2022
Callable 02/15/2017	4,100,000	4,202,500
		18,455,698
Pharmaceuticals - 0.5%
Teva Pharmaceutical Industries Ltd. (b )
3.000%, 06/15/2015	1,000,000	1,027,612

Real Estate Investment Trust - 0.6%
American Tower Corporation
5.050%, 09/01/2020	1,250,000	1,347,228

Road & Rail - 0.1%
Burlington Northern Santa Fe Corporation
5.650%, 05/01/2017	185,000	208,042

Semiconductor Equipment & Products - 2.8%
Analog Devices, Inc.
3.000%, 04/15/2016	1,050,000	1,090,973
Applied Materials, Inc.
2.650%, 06/15/2016	2,192,000	2,274,139
Broadcom Corporation
2.700%, 11/01/2018	1,700,000	1,747,544
Texas Instruments Incorporated
2.375%, 05/16/2016	1,000,000	1,035,924
		6,148,580
Software - 1.6%
Symantec Corporation:
2.750%, 09/15/2015	2,300,000	2,361,320
2.750%, 06/15/2017
Callable 05/15/2017	1,160,000	1,193,110
		3,554,430
Specialty Retail - 0.8%
Lowe's Companies, Inc.
5.000%, 10/15/2015	525,000	560,161
O'Reilly Automotive, Inc.
4.875%, 01/14/2021
Callable 10/14/2020	1,000,000	1,072,438
		1,632,599
TOTAL CORPORATE BONDS
(Cost $193,048,559)		198,872,137

PREFERRED STOCK - 0.9%	Shares
Capital Markets - 0.9%
Merrill Lynch Preferred Capital Trust III
Callable 05/12/2014	75,000	1,905,000

TOTAL PREFERRED STOCK
(Cost $1,820,339)		1,905,000

	Principal
U.S. GOVERNMENT ISSUES - 0.7%	Amount
U.S. Treasury Notes - 0.7%
4.250%, 11/15/2014	500,000	512,910
4.250%, 08/15/2015	500,000	527,793
4.500%, 02/15/2016	500,000	538,691

TOTAL U.S. GOVERNMENT ISSUES
(Cost $1,493,858)		1,579,394

U.S. GOVERNMENT SPONSORED ENTITIES - 5.3%
Fannie Mae - 0.5%
5.000%, 03/15/2016	1,000,000	1,089,303

Federal Home Loan Banks - 3.4%
4.875%, 05/17/2017	1,000,000	1,119,376
1.000%, 01/28/2019
Callable 04/28/2014	2,250,000	2,238,437
1.000%, 02/07/2024
Callable 05/07/2014	2,000,000	1,999,350
1.000%, 04/25/2028
Callable 04/25/2014	2,000,000	1,932,576
		7,289,739
Freddie Mac - 1.4%
0.500%, 09/20/2017
Callable 06/20/2014	2,500,000	2,499,833
5.125%, 11/17/2017	500,000	569,000
		3,068,833
TOTAL U.S. GOVERNMENT SPONSORED ENTITIES
(Cost $11,268,154)		11,447,875

SHORT-TERM INVESTMENT - 1.5%	Shares
Money Market Fund (c) - 1.5%
Federated Government Obligations Fund - Institutional Shares, 0.01%	3,313,359	3,313,359

TOTAL SHORT-TERM INVESTMENT
(Cost $3,313,359)		3,313,359

Total Investments - 100.5%
(Cost $210,944,269)		217,117,765
Liabilities in Excess of Other Assets - (0.5)%		(1,069,519)
TOTAL NET ASSETS - 100.0%		$216,048,246

(a) Floating rate.
(b) Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments	$210,944,269
Gross unrealized appreciation	$6,360,498
Gross unrealized depreciation	(187,002)
Net unrealized appreciation	$6,173,496

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Aerospace & Defense - 2.3%
Honeywell International Inc.	15,000	$1,391,400

Auto Components - 2.2%
The Goodyear Tire & Rubber Company	50,000	1,306,500

Banks - 9.1%
BOK Financial Corporation	17,500	1,208,375
Cullen/Frost Bankers, Inc.	17,500	1,356,775
SunTrust Banks, Inc.	35,000	1,392,650
Zions Bancorporation	50,000	1,549,000
		5,506,800
Beverages - 2.7%
The Coca-Cola Company	20,000	773,200
PepsiCo, Inc.	10,000	835,000
		1,608,200
Chemicals - 5.4%
FMC Corporation	24,000	1,837,440
Monsanto Company	12,500	1,422,125
		3,259,565
Computers & Peripherals - 3.1%
EMC Corporation	40,000	1,096,400
International Business Machines Corporation	4,020	773,810
		1,870,210
Construction Materials - 2.7%
Martin Marietta Materials, Inc.	12,500	1,604,375

Diversified Financials - 2.5%
JPMorgan Chase & Co.	25,000	1,517,750

Diversified Telecommunication Services - 1.5%
Verizon Communications Inc.	18,812	894,887

Electrical Equipment & Instruments - 2.0%
Roper Industries, Inc.	9,000	1,201,590

Electronic Equipment & Instruments - 3.5%
National Instruments Corporation	25,000	717,250
Trimble Navigation Limited (a)	36,100	1,403,207
		2,120,457
Energy Equipment & Services - 1.4%
Schlumberger Limited (b)	8,400	819,000

Food & Drug Retailing - 2.5%
CVS Caremark Corporation	20,000	1,497,200

Food Products - 3.1%
Kraft Foods Group, Inc.	15,000	841,500
Mondelez International, Inc. - Class A	29,700	1,026,135
		1,867,635
Health Care Equipment & Supplies - 4.0%
Covidien PLC (b)	20,000	1,473,200
DENTSPLY International Inc.	20,000	920,800
		2,394,000

Household Durables - 2.5%
Whirlpool Corporation	10,000	1,494,600

Insurance - 5.5%
MetLife, Inc.	35,000	1,848,000
Prudential Financial, Inc.	17,500	1,481,375
		3,329,375
Internet Software & Services - 4.2%
Akamai Technologies, Inc. (a)	25,000	1,455,250
eBay Inc. (a)	20,000	1,104,800
		2,560,050
Machinery - 6.3%
Barnes Group Inc.	30,000	1,154,100
Danaher Corporation	17,500	1,312,500
Dover Corporation	16,000	1,308,000
		3,774,600
Metals & Mining - 1.7%
Commercial Metals Company	55,000	1,038,400

Multiline Retail - 1.7%
Kohl's Corporation	18,000	1,022,400

Oil & Gas & Consumable Fuels - 13.2%
Cabot Oil & Gas Corporation	36,000	1,219,680
ConocoPhillips	11,000	773,850
Denbury Resources Inc.	35,000	574,000
Exxon Mobil Corporation	4,000	390,720
Gulfport Energy Corporation (a)	25,000	1,779,500
Noble Energy, Inc.	16,500	1,172,160
Range Resources Corporation	10,000	829,700
The Williams Companies, Inc.	30,000	1,217,400
		7,957,010
Pharmaceuticals - 2.1%
AbbVie Inc.	25,000	1,285,000

Software - 6.2%
Adobe Systems Incorporated (a)	30,000	1,972,200
Citrix Systems, Inc. (a)	18,500	1,062,455
Nuance Communications, Inc. (a)	40,000	686,800
		3,721,455
Specialty Retail - 3.3%
The Home Depot, Inc.	10,000	791,300
Tiffany & Co.	14,000	1,206,100
		1,997,400
Thrifts & Mortgage Finance - 1.3%
Capitol Federal Financial Inc.	65,000	815,750

Wireless Telecommunication Services - 0.8%
Vodafone Group PLC - ADR (b)	13,090	481,843

TOTAL COMMON STOCKS
(Cost $35,526,993)		58,337,452

	SHORT-TERM INVESTMENTS - 3.5%
	Money Market Funds (c) - 3.5%
	Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%	377,296	377,296
	Federated Government Obligations Fund - Institutional Shares, 0.01%	1,739,722	1,739,722
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,117,018)		2,117,018

	Total Investments - 100.3%
	(Cost $37,644,011)		60,454,470
	Liabilities in Excess of Other Assets - (0.3)%		(181,380)
	TOTAL NET ASSETS - 100.0%		$60,273,090

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

	Cost of investments	$37,644,011
	Gross unrealized appreciation	$22,986,885
	Gross unrealized depreciation	(176,426)
	Net unrealized appreciation	$22,810,459

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and
	has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Aerospace & Defense - 3.5%
Honeywell International Inc.	7,675	$711,933
Rockwell Collins, Inc.	10,000	796,700
		1,508,633
Air Freight & Logistics - 1.5%
FedEx Corp.	5,000	662,800

Auto Components - 1.2%
Gentex Corporation	16,875	532,069

Automobiles - 0.6%
Thor Industries, Inc.	4,000	244,240

Banks - 4.4%
Comerica Incorporated	12,975	672,105
Cullen/Frost Bankers, Inc.	3,000	232,590
Texas Capital Bancshares, Inc. (a)	15,000	974,100
		1,878,795
Beverages - 1.6%
PepsiCo, Inc.	8,100	676,350

Biotechnology - 1.5%
Covance Inc. (a)	6,375	662,363

Chemicals - 1.8%
FMC Corporation	10,000	765,600

Communication Equipment - 3.3%
F5 Networks, Inc. (a)	6,000	639,780
QUALCOMM Incorporated	10,000	788,600
		1,428,380
Computers & Peripherals - 5.4%
Apple Inc.	1,500	805,110
EMC Corporation	30,000	822,300
International Business Machines Corporation	3,500	673,715
		2,301,125
Consumer Finance - 1.8%
American Express Company	8,750	787,762

Containers & Packaging - 1.1%
Greif, Inc. - Class A	8,775	460,600

Electrical Equipment & Instruments - 4.9%
AMETEK, Inc.	10,000	514,900
Emerson Electric Co.	12,000	801,600
Roper Industries, Inc.	6,000	801,060
		2,117,560
Electronic Equipment & Instruments - 3.2%
National Instruments Corporation	18,000	516,420
Trimble Navigation Limited (a)	22,000	855,140
		1,371,560

Food & Drug Retailing - 3.7%
Costco Wholesale Corporation	8,000	893,440
CVS Caremark Corporation	9,375	701,812
		1,595,252
Food Products - 1.0%
Whole Foods Market, Inc.	8,000	405,680

Health Care Equipment & Supplies - 3.2%
Covidien PLC (b)	10,000	736,600
Zimmer Holdings, Inc.	6,950	657,331
		1,393,931
Health Care Providers & Services - 3.0%
Express Scripts Holding Co (a)	8,000	600,720
McKesson Corporation	4,000	706,280
		1,307,000
Hotels, Restaurants & Leisure - 1.6%
Yum! Brands, Inc.	8,800	663,432

Household Durables - 1.5%
Whirlpool Corporation	4,400	657,624

Household Products - 3.7%
Colgate-Palmolive Company	12,000	778,440
The Procter & Gamble Company	10,000	806,000
		1,584,440
Insurance - 1.4%
Prudential Financial, Inc.	7,000	592,550

Internet Catalog & Retail - 2.4%
Amazon.com, Inc. (a)	3,000	1,009,560

Internet Software & Services - 8.0%
Akamai Technologies, Inc. (a)	17,000	989,570
Facebook, Inc. - Class A (a)	16,000	963,840
Google Inc. - Class A (a)	1,000	1,114,510
Yahoo! Inc. (a)	10,000	359,000
		3,426,920
Machinery - 5.2%
Danaher Corporation	11,000	825,000
Dover Corporation	8,025	656,044
Valmont Industries, Inc.	5,000	744,200
		2,225,244
Media - 1.1%
Sirius XM Holdings Inc. (a)	150,000	480,000

Metals & Mining - 3.2%
Carpenter Technology Corporation	10,000	660,400
Reliance Steel & Aluminum Co.	10,000	706,600
		1,367,000
Oil & Gas & Consumable Fuels - 6.7%
Cabot Oil & Gas Corporation	40,000	1,355,200
Range Resources Corporation	10,000	829,700
SM Energy Company	10,000	712,900
		2,897,800
Pharmaceuticals - 1.9%
AbbVie Inc.	16,000	822,400

Semiconductor Equipment & Products - 1.6%
Broadcom Corporation - Class A	21,500	676,820

Software - 6.4%
ACI Worldwide, Inc. (a)	15,000	887,850
Adobe Systems Incorporated (a)	10,000	657,400
Aspen Technology, Inc. (a)	15,000	635,400
Citrix Systems, Inc. (a)	10,000	574,300
		2,754,950
Specialty Retail - 6.1%
The Home Depot, Inc.	6,000	474,780
O'Reilly Automotive, Inc. (a)	6,000	890,340
Tractor Supply Company	18,000	1,271,340
		2,636,460
Textiles, Apparel & Luxury Goods - 2.0%
V.F. Corporation	14,000	866,320

TOTAL COMMON STOCKS
(Cost $27,049,506)		42,761,220

SHORT-TERM INVESTMENT - 0.9%
Money Market Fund (c) - 0.9%
Federated Government Obligations Fund - Institutional Shares, 0.01%	389,508	389,508

TOTAL SHORT-TERM INVESTMENT
(Cost $389,508)		389,508

Total Investments - 100.4%
(Cost $27,439,014)		43,150,728
Liabilities in Excess of Other Assets - (0.4)%		(161,976)
TOTAL NET ASSETS - 100.0%		$42,988,752

(a) Non-income producing security.
(b) Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments	$27,439,014
Gross unrealized appreciation	$15,781,719
Gross unrealized depreciation	(70,005)
Net unrealized appreciation	$15,711,714

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Aerospace & Defense - 2.6%
Hexcel Corporation (a)	4,145	$180,473
Teledyne Technologies Incorporated (a)	1,980	192,714
		373,187
Auto Components - 0.8%
Dorman Products, Inc. (a)	1,975	116,644

Automobiles - 2.4%
Thor Industries, Inc.	3,540	216,152
Winnebago Industries, Inc. (a)	4,951	135,608
		351,760
Banks - 10.5%
BancorpSouth, Inc.	8,883	221,720
Columbia Banking System, Inc.	6,605	188,375
Community Bank System, Inc.	4,705	183,589
First Horizon National Corporation	11,975	147,771
Hancock Holding Company	1,880	68,902
Hanmi Financial Corporation	4,675	108,927
Home Bancshares Inc.	6,385	219,772
Prosperity Bancshares, Inc.	2,355	155,783
Texas Capital Bancshares, Inc. (a)	3,265	212,029
		1,506,868
Biotechnology - 0.9%
EXACT Sciences Corporation (a)	8,880	125,829

Building Products - 1.3%
Armstrong World Industries, Inc. (a)	2,076	110,547
PGT, Inc. (a)	6,929	79,753
		190,300
Capital Markets - 1.1%
Evercore Partners Inc. - Class A	2,960	163,540

Chemicals - 1.2%
PolyOne Corporation	4,730	173,402

Communications Equipment - 4.6%
Allot Communications Ltd. (a) (b)	7,660	103,104
Ciena Corporation (a)	8,255	187,719
Infinera Corporation (a)	14,740	133,839
Loral Space & Communications Inc. (a)	1,780	125,899
Sonus Networks, Inc. (a)	33,120	111,614
		662,175
Construction & Engineering - 0.8%
Primoris Services Corporation	3,790	113,624

Construction Materials - 1.1%
Headwaters Incorporated (a)	12,425	164,134

Consumer Finance - 0.8%
First Cash Financial Services, Inc. (a)	2,385	120,347

Containers & Packaging - 1.2%
Greif, Inc. - Class A	3,255	170,855

Diversified Consumer Services - 2.2%
DeVry Education Group Inc.	2,705	114,665
Hillenbrand, Inc.	6,060	195,920
		310,585
Diversified Financials - 2.5%
HFF, Inc. - Class A	6,085	204,517
MarketAxess Holdings Inc.	2,705	160,190
		364,707
Diversified Telecommunication Services - 0.8%
Ruckus Wireless, Inc. (a)	9,780	118,925

Electrical Equipment & Instruments - 3.0%
Belden Inc.	3,505	243,948
Franklin Electric Co., Inc.	4,570	194,316
		438,264
Electronic Equipment & Instruments - 1.0%
Coherent, Inc. (a)	2,140	139,849

Energy Equipment & Services - 0.8%
Atwood Oceanics, Inc. (a)	2,125	107,079

Food & Drug Retailing - 0.7%
The Chefs' Warehouse, Inc. (a)	4,549	97,349

Health Care Equipment & Supplies - 7.9%
CONMED Corporation	2,360	102,542
Cyberonics, Inc. (a)	2,880	187,920
Cynosure, Inc. - Class A (a)	4,037	118,284
DexCom Inc. (a)	4,875	201,630
Endologix, Inc. (a)	9,695	124,775
MWI Veterinary Supply, Inc. (a)	1,440	224,093
The Spectranetics Corporation (a)	5,918	179,374
		1,138,618
Health Care Providers & Services - 2.5%
Acadia Healthcare Company, Inc. (a)	2,820	127,239
Team Health Holdings, Inc. (a)	5,135	229,791
		357,030
Hotels, Restaurants & Leisure - 1.5%
Bloomin' Brands, Inc. (a)	2,820	67,962
Orient-Express Hotels Ltd - Class A (a) (b)	10,650	153,467
		221,429
Industrial Conglomerates - 0.7%
Raven Industries, Inc.	3,145	102,999

Internet Software & Services - 2.8%
Euronet Worldwide, Inc. (a)	4,425	184,035
LogMeIn, Inc. (a)	4,820	216,370
		400,405
IT Consulting & Services - 3.0%
Acxiom Corporation (a)	7,390	254,179
Sapient Corporation (a)	10,045	171,368
		425,547
Leisure Equipment & Products - 2.2%
Arctic Cat Inc.	2,850	136,201
Pool Corporation	2,980	182,734
		318,935

Machinery - 5.9%
Actuant Corporation - Class A	4,560	155,724
Barnes Group Inc.	4,695	180,617
Chart Industries, Inc. (a)	1,272	101,187
Harsco Corporation	4,645	108,832
The Manitowoc Company, Inc.	5,980	188,071
TriMas Corporation (a)	3,244	107,701
		842,132
Marine - 0.9%
Diana Shipping Inc. (a) (b)	10,735	128,713

Media - 1.0%
Cinemark Holdings, Inc.	2,605	75,571
The E.W. Scripps Company - Class A (a)	4,110	72,829
		148,400
Metals & Mining - 2.8%
Carpenter Technology Corporation	1,835	121,184
Commercial Metals Company	9,075	171,336
Worthington Industries, Inc.	2,820	107,865
		400,385
Oil & Gas & Consumable Fuels - 4.2%
Athlon Energy Inc. (a)	6,493	230,177
Bill Barrett Corporation (a)	2,470	63,232
Kodiak Oil & Gas Corporation (a) (b)	10,070	122,250
Matador Resources Company (a)	1,915	46,898
Sanchez Energy Corporation (a)	4,714	139,676
		602,233
Pharmaceuticals - 1.5%
Akorn, Inc. (a)	10,051	221,122

Real Estate - 0.6%
Kennedy-Wilson Holdings, Inc.	3,740	84,187

Semiconductor Equipment & Products - 1.1%
Rambus Inc. (a)	14,805	159,154

Software - 7.4%
ACI Worldwide, Inc. (a)	3,360	198,878
Aspen Technology, Inc. (a)	4,345	184,054
Bottomline Technologies (de) Inc. (a)	5,125	180,144
Interactive Intelligence Group, Inc. (a)	3,330	241,425
IntraLinks Holdings, Inc. (a)	11,425	116,878
Mentor Graphics Corporation	6,800	149,736
		1,071,115
Specialty Retail - 1.4%
Guess?, Inc.	4,615	127,374
Pier 1 Imports, Inc.	3,825	72,216
		199,590
Textiles, Apparel & Luxury Goods - 4.7%
Kate Spade & Company (a)	2,975	110,343
Movado Group, Inc.	2,130	97,021
Oxford Industries, Inc.	2,270	177,514
Skechers U.S.A., Inc. - Class A (a)	4,090	149,449
Wolverine World Wide, Inc.	5,190	148,174
		682,501
Thrifts & Mortgage Finance - 0.8%
Capitol Federal Financial Inc.	9,070	113,829

Trading Companies & Distributors - 3.1%
Applied Industrial Technologies, Inc.	3,155	152,197
MRC Global Inc. (a)	3,975	107,166
WESCO International, Inc. (a)	2,255	187,661
		447,024
TOTAL COMMON STOCKS
(Cost $10,652,004)		13,874,771

SHORT-TERM INVESTMENTS - 3.7%
Money Market Funds (c) - 3.7%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%	123,398	123,398
Federated Government Obligations Fund - Institutional Shares, 0.01%	412,978	412,978
TOTAL SHORT-TERM INVESTMENTS
(Cost $536,376)		536,376

Total Investments - 100.0%
(Cost $11,188,380)		14,411,147
Other Assets in Excess of Liabilities - 0.0%		3,856
TOTAL NET ASSETS - 100.0%		$14,415,003

(a) Non-income producing security.
(b) Security issued by non-U.S. incorporated company.
(c) The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments	$11,188,380
Gross unrealized appreciation	$3,378,510
Gross unrealized depreciation	(155,743)
Net unrealized appreciation	$3,222,767

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at March 31, 2014 (Unaudited)

Securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price taken from the exchange where the security is primarily traded. Nasdaq National Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. Securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price available before the time when assets are valued. Debt securities (other than obligations having a maturity of 60 days or less) are normally valued at the mean of the bid and ask price and/or by using a combination of daily quotes or matrix evaluations provided by an independent pricing service. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the
Board of Trustees. The Board has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to the Adviser. The procedures authorize the Adviser to make all determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees. The Funds may also use independent pricing services to assist in pricing portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' investments as of March 31, 2014.

	LKCM Small Cap Equity Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$1,038,221,892	$-	$-	$1,038,221,892
	Money Market Fund	26,004,753	-	-	26,004,753
	Total Investments*	$1,064,226,645	$-	$-	$1,064,226,645

	LKCM Small-Mid Cap Equity Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$351,825,027	$-	$-	$351,825,027
	Money Market Funds	13,387,710	-	-	13,387,710
	Total Investments*	$365,212,737	$-	$-	$365,212,737

	LKCM Equity Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$312,781,523	$-	$-	$312,781,523
	Money Market Fund	6,365,718	-	-	6,365,718
	Total Investments*	$319,147,241	$-	$-	$319,147,241

	LKCM Balanced Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$25,732,657	$-	$-	$25,732,657
	Corporate Bonds	-	10,899,011	-	10,899,011
	Money Market Fund	71,323	-	-	71,323
	Total Investments*	$25,803,980	$10,899,011	$-	$36,702,991

	LKCM Fixed Income Fund
	Description	Level 1	Level 2	Level 3	Total
	Preferred Stock	$1,905,000	$-	$-	$1,905,000
	Corporate Bonds	-	198,872,137	-	198,872,137
	U.S. Government Issues	-	1,579,394	-	1,579,394
	U.S. Government Sponsored Entities	-	11,447,875	-	11,447,875
	Money Market Fund	3,313,359	-	-	3,313,359
	Total Investments*	$5,218,359	$211,899,406	$-	$217,117,765

	LKCM Aquinas Value Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$58,337,452	$-	$-	$58,337,452
	Money Market Funds	2,117,018	-	-	2,117,018
	Total Investments*	$60,454,470	$-	$-	$60,454,470

	LKCM Aquinas Growth Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	42,761,220	$-	$-	$42,761,220
	Money Market Fund	389,508	-	-	389,508
	Total Investments*	$43,150,728	$-	$-	$43,150,728

	LKCM Aquinas Small Cap Fund
	Description	Level 1	Level 2	Level 3	Total
	Common Stocks	$13,874,771	$-	$-	$13,874,771
	Money Market Funds	536,376	-	-	536,376
	Total Investments*	$14,411,147	$-	$-	$14,411,147

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the previous annual report.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the 1940 Act or Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LKCM Funds

By (Signature and Title)  /s/ J. Luther King, Jr.
                                            J. Luther King, Jr., President

Date   May 28 , 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title  /s/ J. Luther King, Jr.
                                          J. Luther King, Jr., President

Date   May 28 , 2014

By (Signature and Title)  /s/ Jacob D. Smith
                                           Jacob D. Smith, Chief Financial Officer

Date   May 28 , 2014